Label	Element	Value
Armor US Equity Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARMOR US EQUITY INDEX ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE LISTED FUNDS TRUST

ARMOR US EQUITY INDEX ETF

NYSE Arca Ticker: ARMR

Supplement dated September 28, 2022 to the

Summary Prospectus and Prospectus (together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Armor US Equity Index ETF and should be read in conjunction with those documents.

Effective immediately, the third paragraph under the section titled “Principal Investment Strategies” in the Prospectuses is deleted in its entirety and replaced with the following:

If, after comparing each sector’s market performance indicator with its daily closing price, the rules-based process determines that no sector should be included in the Index, the methodology considers the inclusion in the Index of an ETF or ETFs that primarily invest in U.S. Treasury obligations (“U.S. Treasury ETFs”). The Index Provider determines whether a particular U.S. Treasury ETF will be included in the Index using a rules-based process that compares the U.S. Treasury ETF’s daily closing price to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF’s daily closing price is greater than the market performance indicator, the ETF is included in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included in the Index. If the rules-based process results in no U.S. Treasury ETFs being selected for inclusion in the Index, the Index will be assigned a cash allocation. When the Index is allocated to cash, the Fund will invest in cash or cash equivalents, which may include short-term debt securities and money market instruments including money market mutual funds.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

If, after comparing each sector’s market performance indicator with its daily closing price, the rules-based process determines that no sector should be included in the Index, the methodology considers the inclusion in the Index of an ETF or ETFs that primarily invest in U.S. Treasury obligations (“U.S. Treasury ETFs”). The Index Provider determines whether a particular U.S. Treasury ETF will be included in the Index using a rules-based process that compares the U.S. Treasury ETF’s daily closing price to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF’s daily closing price is greater than the market performance indicator, the ETF is included in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included in the Index. If the rules-based process results in no U.S. Treasury ETFs being selected for inclusion in the Index, the Index will be assigned a cash allocation. When the Index is allocated to cash, the Fund will invest in cash or cash equivalents, which may include short-term debt securities and money market instruments including money market mutual funds.

Supplement Closing [Text Block]	ck0001547950_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.